Events after the reporting period	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Events after the reporting period
52 Events after the reporting period
On January 17, 2023, the Extraordinary General Meeting of shareholders (“EGM”) of Aegon N.V. approved the strategic decision to combine Aegon’s Dutch pension, life and non-life
insurance, banking and mortgage origination operations with a.s.r. For more information about this transaction, refer to note 51 Discontinued operations.

Aegon N.V [member]
Statement [LineItems]
Events after the reporting period
22 Events after the reporting period
On January 17, 2023, the Extraordinary General Meeting of shareholders (“EGM”) of Aegon N.V. approved the strategic decision to combine Aegon’s Dutch pension, life and non-life insurance, banking and mortgage origination operations with a.s.r. For more information about the this agreement, refer to note 51 Discontinued operations of the consolidated financial statements.